UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                -------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:  Kim Van Tonder
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Title: Head of Compliance
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Phone: +44(20) 7659-4250
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


Signature, Place, and Date of Signing:

/s/ Kim Van Tonder
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[Signature]

London, England
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[City, State]

July 9, 2009
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:

         None
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Form 13F Information Table Entry Total:

         15
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Form 13F Information Table Value Total:

$1,467,641,566.88
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





                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------


CONOCOPHILLIPS        COMMON         20825C10 A     116,974       2,781,112   SH          SOLE                   2,781,112

ALCOA INC             COMMON         01381710 A      97,126       9,402,319   SH          SOLE                   9,402,319

BUNGE LIMITED         COMMON         G1696210 A       76,10       1,263,140   SH          SOLE                   1,263,140

MCKESSON CORP         COMMON         58155Q10 A     155,714       3,529,363   SH          SOLE                   3,529,363

HUMAN GENOME SCI      COMMON         44490310 F      28,550       9,947,756   SH          SOLE                   9,947,756

CVS CAREMARK CORP     COMMON         12665010 A     121,047       3,798,143   SH          SOLE                   3,798,143

HOME DEPOT INC        COMMON         43707610 A     122,408       5,180,192   SH          SOLE                   5,180,192

WILLIAMS SONOMA INC   COMMON         96990410 A      91,891       7,741,451   SH          SOLE                   7,741,451

INTERPUBLIC GROUP     COMMON         46069010 A         146          28,827   SH          SOLE                      28,827

NEWS CORP LTD         CLASS B        65248E20 F     187,859      17,772,849   SH          SOLE                  17,772,849

CLEARWIRE CORP        NEW CL A       18538Q10 F       9,952       1,799,557   SH          SOLE                   1,799,557

EXELON CORP           COMMON         30161N10 A     126,302       2,466,347   SH          SOLE                   2,466,347

UCBH HOLDINGS INC     COMMON         90262T30 F       8,758       6,895,690   SH          SOLE                   6,895,690

ST JOE CO             COMMON         79014810 A      76,209       2,876,879   SH          SOLE                   2,876,879

INTEL CORP            COMMON         45814010 F     248,604      15,021,394   SH          SOLE                  15,021,394